TRADE AND OTHER PAYABLES	9 Months Ended
Dec. 31, 2020
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

8.   TRADE AND OTHER PAYABLES

	As at	As at
	Dec. 31, 2020	March 31, 2020
Commodity suppliers' accruals and payables	$288,059	$414,581
Green provisions and repurchase obligations	74,124	103,245
Sales tax payable	25,460	19,706
Non-commodity trade accruals and accounts payable	56,920	117,473
Current portion of payable to former joint venture partner	12,539	18,194
Accrued gas payable	877	3,295
Other payables	14,784	9,171
	$472,763	$685,665